CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Current Assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)
Other Current Assets
Other receivables	₽ 6,644	$ 74.1	₽ 7,588
Net investment in the lease	3,591	40.0	455
Prepaid income tax	2,842	31.7	3,328
Bank deposits and loans to customers	1,995	22.2	36
Contract assets	1,976	22.0	1,456
Loans granted to employees	1,831	20.4	1,333
Loans granted to third parties	1,553	17.3	986
Investments in debt securities	958	10.7	305
Restricted cash	451	5.0	643
Loans granted to related parties			3
Other	1,343	15.0	838
Total other current assets	₽ 23,184	$ 258.4	₽ 16,971